Annual Total Returns - VIPGrowthIncomePortfolio-InvestorPRO - VIPGrowthIncomePortfolio-InvestorPRO - VIP Growth & Income Portfolio - VIP Growth & Income Portfolio - Investor Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(2.32%)
Annual Return 2016	15.96%
Annual Return 2017	16.83%
Annual Return 2018	(9.05%)
Annual Return 2019	29.97%
Annual Return 2020	7.76%
Annual Return 2021	25.80%
Annual Return 2022	(5.01%)
Annual Return 2023	18.62%
Annual Return 2024	22.18%